CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 14 — CONVERTIBLE NOTES PAYABLE

As of December 31, 2021 and 2020, the principal balance of the convertible promissory notes of $2,900,000 and $1,445,000, respectively, was recorded in noncurrent liabilities under the caption Convertible notes payable on the Company’s consolidated balance sheets. The following is a summary of the Company’s convertible notes payable as of December 31, 2021 and 2020:

	December 31,
	2021		2020
	Principal Amount	Net Carrying Amount	Principal Amount	Net Carrying Amount

10% convertible notes due in March 2022	$—	$—	$195,000	$195,000
10% convertible notes due in September 2022	—	—	500,000	500,000
10% convertible notes due in October 2022	—	—	500,000	500,000
10% convertible notes due in December 2022	—	—	250,000	250,000
10% convertible notes due in August 2023	2,000,000	2,000,000
10% convertible notes due in September 2023	900,000	900,000
	2,900,000	2,900,000	$1,445,000	$1,445,000

As discussed in Note 2, the Company adopted ASU 2020-06 on January 1, 2021 using the modified retrospective approach. The table below presents the required fair value disclosures of this new standard for the convertible debt outstanding as of December 31, 2021.

	As of December 31, 2021
	Fair Value	Level

10% convertible notes due in August 2023	$1,998,000	3
10% convertible notes due in September 2023	902,000	3
	2,900,000

2021 Convertible Debt

During 2021, the Company issued ten convertible promissory notes to four noteholders in the aggregate amount of $5,950,000. The convertible promissory notes bear interest at a rate of 10% per annum and mature on the second anniversary of their respective issuances. The balance of each convertible promissory note and any accrued interest may be converted at the noteholder’s option at any time at a conversion price based on a 90-day average closing market price per share of the common stock but not at a price less than $2.50 per share.

During the year ended December 31, 2021, the holders of seven convertible notes issued during 2021 converted the principal balance of $3,050,000 plus accrued interest of $3,333 into 300,830 shares of common stock at conversion prices ranging between $9.27 and $10.74 per share.

The Company recorded interest expense related to the 2021 Convertible Debt of $193,153 and made cash interest payments amounting to $170,653 during the year ended December 31, 2021 related to the 2021 Convertible Debt.

2020 Convertible Debt

During 2020, the Company issued five convertible promissory notes to five noteholders in the aggregate amount of $1,445,000. The convertible promissory notes bear interest at a rate of 10% per annum and mature on the second anniversary of their respective issuances. The balance of each convertible promissory note and any accrued interest may be converted at the noteholder’s option at any time at a purchase price based on a 90-day average closing market price per share of the common stock but not at a price less than $2.50 per share, except for two convertible promissory notes in the aggregate amount of $195,000 for which the balance of each convertible promissory note and any accrued interest may be converted at the noteholder’s option at any time at a purchase price of $3.90 per share of our common stock.

During the year ended December 31, 2021, the holders of five convertible notes issued during 2020 converted the principal balance of $1,445,000 plus accrued interest of $8,611 into 381,601 shares of common stock at conversion prices ranging between $3.69 and $3.96 per share. There were no conversion of 2020 Convertible Debt during the year ended December 31, 2020.

The Company recorded interest expense related to these convertible notes payable of $15,565 and $41,350 during the years ended December 31, 2021 and 2020, respectively, and made cash interest payments amounting to $27,538 and $29,378 during the years ended December 31, 2021 and 2020, respectively, related to the 2020 Convertible Debt.

2019 Convertible Debt

During 2019, the Company issued convertible promissory note agreements to third-party investors and received an aggregate of $1,100,000 (the “2019 Convertible Debt”). During 2020, the $1,000,000 outstanding on the 2019 Convertible Debt was converted into 416,880 shares of common stock. As of December 21, 2021 and 2020, no amounts were recorded on its consolidated balance sheet related to the 2019 Convertible Debt.

For the year ended December 31, 2020, the Company recorded $741,009 as interest expense and debt amortization in its consolidated statements of operations, which includes $708,643 of beneficial conversion feature, and paid interest in the amount of $41,794 related to the 2019 Convertible Debt.

2018 Convertible Debt

On July 5, 2018, the Company issued an 8% secured convertible promissory note in the principal amount of $1.5 million (the “Pinnacle Note”) to Pinnacle Family Office Investments, L.P. (“Pinnacle”).

For the year ended December 31, 2020, the Company recorded interest expense and debt amortization in its consolidated statement of operations of $70,686, which included the $69,350 of amortization of beneficial conversion feature, and paid interest amounting to $29,614 related to the Pinnacle Note. The Pinnacle Note was paid in full on January 5, 2020, as a result the Company did not have any amounts recorded on its consolidated balance sheet as of December 31, 2021 or 2020.

2017 Convertible Debt

In 2017, the Company entered into subscription agreements pursuant to which it issued unsecured convertible promissory notes, each with substantially similar terms (“2017 Convertible Debt”). During 2020, the remaining $475,000 of the 2017 Convertible Debt and $3,238 of accrued interest was converted into 156,979 shares of common stock.

For the year ended December 31, 2020, the Company recorded interest expense and debt amortization in its consolidated statement of operation in the amount of $574,917, including $550,000 of a beneficial conversion feature, and paid interest amounting to $29,154 related to the 2017 Convertible Debt.  As of December 31, 2021 and 2020, the Company did not have any amounts recorded on its consolidated balance sheet related to the 2017 Convertible Debt.